Segment Information - Schedule of Revenue and Financial Income Reconciliation (Details) - Revenue and financial income reconciliation [Member] - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Schedule of Revenue and Financial Income Reconciliation [Line Items]
Net revenue from transaction activities and other services	R$ 552,741		R$ 401,347
Financial income	3,696,595		1,927,795
Total reportable segments	4,249,336		2,329,142
Inter-segment revenues, adjustments or reclassifications	(736,908)	[1]	(265,212)	[2]
Total revenue and financial income	R$ 3,512,428		R$ 2,063,930

[1]	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (736,908).
[2]	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (265,212).